JPMorgan Small Cap Equity Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	9.48%	6.73%	8.16%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	9.75%	7.00%	8.43%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.01%	7.27%	8.71%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	10.23%	7.47%	8.93%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.97%	5.17%	7.06%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.83%	5.64%	6.92%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.30%	7.53%	8.98%